SHAREHOLDERS’ EQUITY AND MEZZANINE EQUITY (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 24, 2025	Oct. 29, 2025	Jun. 05, 2025	May 22, 2025	Sep. 25, 2024	Sep. 12, 2024	Apr. 02, 2024	Feb. 28, 2026	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 25, 2025	Mar. 31, 2025	Nov. 23, 2025	Nov. 14, 2025	Oct. 28, 2025	May 21, 2025	Aug. 31, 2024	Jul. 31, 2024	Mar. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized																		50,000,000
Ordinary shares, par value	$ 0.001			$ 0.001						$ 0.001			$ 0.001					$ 0.001
Annual interest rate										3.00%			3.00%							3.00%
Number of share issue					1,300,000							1,300,000
Share price					$ 0.066					$ 0.066			$ 0.066
Share based compensation expense										$ 85,800			$ 85,800
Deferred offering costs				$ 266,028									$ 266,028				$ 266,028
Common stock shares authorized, value	$ 320,000
Preferred stock par value		$ 1,000														$ 900
Dividend rate on preferred stock		12.00%
Dividend default rate		15.00%
Description related to share issuance and terms		conversion at holder’s option at the lesser of $1.00 (Fixed) or 90% of lowest VWAP over 10 trading days (Variable), floor price $0.20; Company Optional Redemption at 120% of Conversion Amount; Holder Put Right upon uncured Triggering Event at 110% of Conversion Amount; Fundamental Transaction Redemption at 110%; and no voting rights.
Net proceeds from issue of equity		$ 1,300,000
Preferred stock dividend rate, percentage		12.00%
Accretion to redeemable preferred equity										$ 384,650
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price										$ 0.50
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price										$ 0.60
Proposal One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized	320,000,000													50,000,000
Ordinary shares, par value	$ 0.001
Common stock shares authorized, value														$ 50,000
Reclassifying and Redesigning [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized	120,000,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized										100,000,000			50,000,000							50,000,000
Ordinary shares, par value										$ 0.001			$ 0.001							$ 0.001
Common stock shares issued										14,123,611			9,611,111							7,711,111
Common stock shares outstanding										14,123,611			9,611,111							7,711,111
Common Class A [Member] | Proposal Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized	100,000,000
Ordinary shares, par value															$ 0.001
Common stock shares outstanding	14,123,611
Common Class B [Member] | Proposal Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized	20,000,000
Ordinary shares, par value	$ 0.001
Voting rights	one vote per share
Common Stock [Member] | Proposal Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Voting rights	25 votes per share
Undesignated [Member] | Proposal Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares outstanding	200,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued				3,750,000
Stock price				$ 4.00
Proceeds from issuance of share				$ 15,000,000.0
Common Stock [Member] | Proposal Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized	320,000,000
Common stock shares authorized, value	$ 320,000
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized										100,000,000								50,000,000
Ordinary shares, par value			$ 0.001															$ 0.001
Number of share issue					1,300,000				1,300,000			1,300,000	1,300,000
Share price					$ 0.066
Common stock shares issued										14,123,611			9,611,111
Ordinary shares issued			562,500
Stock price			$ 4.00
Common Stock [Member] | Common Class A [Member] | Proposal Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized	100,000,000
Ordinary shares, par value	$ 0.001
Common Stock [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized										20,000,000
Common stock shares issued										0			0
Common stock shares outstanding										0			0
Common Stock [Member] | Common Class B [Member] | Proposal Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized	20,000,000
Common Stock [Member] | Common Class B [Member] | Proposal Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued	20,000,000
Share issue	$ 20,000.00
Common Stock [Member] | Undesignated [Member] | Proposal Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized	200,000,000
Ordinary shares, par value	$ 0.001
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issue		$ 50,000,000
Preferred Stock [Member] | Series A Preferred Stock [Member] | Proposal Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued	50,000
Share issue	$ 50,000,000
Preferred stock par value	$ 0.001
FNHK Inc [Member] | Common Stock [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued								6,666,667
CP Cowork Limited [Member] | Common Stock [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued								6,666,666
ROPUS Inc [Member] | Common Stock [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued								6,666,667
Greentree Financial Group Inc [Member] | Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share issue		1,500
Greentree Financial Group Inc [Member] | Preferred Stock [Member] | Series A Preferred Stock [Member] | Proposal Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issue	$ 18,000,000
Tricore Foundation LLC [Member] | Preferred Stock [Member] | Series A Preferred Stock [Member] | Proposal Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issue	$ 32,000,000
Wong Li Hsien [Member] | FNHK Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																			17,500
Wong Li Hsien [Member] | FNHK Inc [Member] | Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																			17,500
Wong Li Hsien [Member] | RO pus Ins [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																			32,500
Wong Li Hsien [Member] | RO pus Ins [Member] | Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																			32,500
Wong Li Hsien [Member] | CP Cowork Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																			17,500
Wong Li Hsien [Member] | CP Cowork Limited [Member] | Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																			17,500
Chong Wai Wong [Member] | RO pus Ins [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																			32,500
OFA HK [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																		7,711,111
OFA HK [Member] | Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																		7,711,111
Related Party [Member] | Bridge Loan Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument principal amount							$ 600,000
Annual interest rate							12.00%
Outstanding principal						$ 600,000
Other general and administrative expenses													$ 520,547
Debt remaining										$ 42,453			$ 79,453
Related Party [Member] | Bridge Loan Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding principal						600,000	600,000
Conversion price						$ 1	$ 1
Related Party [Member] | Bridge Loan Agreement [Member] | Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding principal							600,000